Label	Element	Value
MML Income & Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MML SERIES INVESTMENT FUND
MML Income & Growth Fund
(the “Fund”)
Supplement dated February 1, 2023, to the
Prospectus dated May 1, 2022 and the
Summary Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Risk/Return [Heading]	rr_RiskReturnHeading	MML Income & Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following information replaces the information found in the third sentence of the second paragraph found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (on page 38 of the Prospectus):
Barrow Hanley typically invests in approximately 75 — 100 securities.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE